Fees Summary	Jul. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 810,000.00
Previously Paid Amount	0.00
Total Fee Amount	124.01
Total Offset Amount	0.00
Net Fee	124.01
Narrative - Max Aggregate Offering Price	$ 810,000.00
Final Prospectus	true